Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	12 Months Ended
Feb. 29, 2016 CAD
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1	1.45%
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2	CAD 0
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3	CAD 0
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4	99.00%
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5	CAD 0
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6	0
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 7	120
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 8	0
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 9	CAD 0